united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCKS - 50.3%
	AEROSPACE & DEFENSE - 1.1%
1,246	Lockheed Martin Corp.	$ 252,888

	AGRICULTURE - 4.0%
4,734	Altria Group, Inc.	236,795
3,787	Lorillard, Inc.	247,480
2,918	Philip Morris International, Inc.	219,813
3,670	Reynolds American, Inc.	252,900
		956,988
	BANKS - 2.1%
6,620	BB&T Corp.	258,114
4,110	JPMorgan Chase & Co.	248,984
		507,098
	CHEMICALS - 2.3%
5,433	Dow Chemical Co.	260,675
3,137	LyondellBasell Industries	275,429
		536,104
	COMPUTERS - 0.8%
3,741	Seagate Technology PLC	194,644

	ELECTRIC - 4.7%
3,659	Consolidated Edison, Inc.	223,199
3,190	Dominion Resources, Inc.	226,075
6,932	PPL Corp.	233,331
4,922	Southern Co.	217,946
11,915	TECO Energy, Inc.	231,151
		1,131,702
	ENVIRONMENTAL CONTROL - 1.1%
4,704	Waste Management, Inc.	255,098

	FOOD - 1.4%
3,818	Kraft Foods Group, Inc.	332,605

	HEALTHCARE - PRODUCTS - 1.0%
3,357	Baxter International, Inc.	229,954

	INSURANCE - 2.0%
4,717	Cincinnati Financial Corp.	251,322
2,883	Prudential Financial, Inc.	231,534
		482,856
	IRON & STEEL - 1.0%
5,265	Nucor Corp.	250,245

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	MINING - 0.8%
10,522	Freeport-McMoRan, Inc.	$ 199,392

	MISCELLANEOUS MANUFACTURER - 2.1%
3,693	Eaton Corp PLC	250,902
10,031	General Electric Co.	248,869
		499,771
	OFFICE & BUSINESS EQUIPMENT - 1.0%
10,157	Pitney Bowes, Inc.	236,861

	OIL & GAS - 4.5%
3,840	ConocoPhillips	239,078
7,491	Diamond Offshore Drilling, Inc.	200,684
8,557	Ensco PLC	180,296
15,174	Noble Corp PLC	216,685
15,449	Transocean Ltd.	226,637
		1,063,380
	PACKAGING & CONTAINERS - 1.0%
5,246	Bemis Co, Inc.	242,942

	PHARMACEUTICALS - 4.1%
3,501	Eli Lilly & Co.	254,348
2,326	Johnson & Johnson	233,996
3,920	Merck & Co., Inc.	225,322
7,400	Pfizer, Inc.	257,446
		971,112
	RETAIL - 4.4%
6,264	Coach, Inc.	259,518
4,046	Darden Restaurants, Inc.	280,550
7,115	GameStop Corp.	270,085
14,120	Staples, Inc.	229,944
		1,040,097
	SAVINGS & LOANS - 1.1%
16,555	People's United Financial, Inc.	251,636

	SEMICONDUCTORS - 2.0%
3,637	KLA-Tencor Corp.	212,001
5,456	Microchip Technology, Inc.	266,798
		478,799
	SOFTWARE - 2.1%
7,718	CA, Inc.	251,684
5,156	Paychex, Inc.	255,815
		507,499

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	TELECOMMUNICATIONS - 4.9%
7,237	AT&T, Inc.	$ 236,288
6,311	CenturyLink, Inc.	218,045
35,542	Frontier Communications Corp.	250,571
5,141	Verizon Communications, Inc.	250,007
29,337	Windstream Holdings, Inc.	217,094
		1,172,005
	TOYS/GAMES/HOBBIES - 0.8%
8,402	Mattel, Inc.	191,986

	TOTAL COMMON STOCKS (Cost $12,273,990)	11,985,662

	MUTUAL FUNDS - 48.7%
	EQUITY FUNDS - 48.7%
69,317	ProFunds Ultra NASDAQ-100 ProFund *	6,300,915
33,799	Profunds UltraMid-Cap ProFund	3,217,619
33,254	Rydex Series - Banking Fund	2,085,700
	TOTAL MUTUAL FUNDS (Cost $11,150,000)	11,604,234

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
313,468	Dreyfus Cash Management, Institutional Shares, 0.03% + (Cost $313,468)	313,468

	TOTAL INVESTMENTS - 100.3% (Cost $23,737,458) (a)	$ 23,903,364
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(58,292)
	NET ASSETS - 100.0%	$ 23,845,072

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,737,458 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 859,243
	Unrealized Depreciation:	(693,337)
	Net unrealized Appreciation:	$ 165,906
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
* Non-income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,985,662	$ -	$ -	$ 11,985,662
Mutual Funds	11,604,234	-	-	11,604,234
Short-Term Investments	313,468	-	-	313,468
Total	$ 23,903,364	$ -	$ -	$ 23,903,364

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE & DEFENSE - 2.0%
3,418	Lockheed Martin Corp.	$ 693,717

	AGRICULTURE - 7.7%
13,461	Altria Group, Inc.	673,319
10,206	Lorillard, Inc.	666,962
8,845	Philip Morris International, Inc.	666,294
9,761	Reynolds American, Inc.	672,631
		2,679,206
	BANKS - 4.0%
17,629	BB&T Corp.	687,355
11,325	JPMorgan Chase & Co.	686,068
		1,373,423
	CHEMICALS - 4.0%
14,642	Dow Chemical Co.	702,523
8,121	LyondellBasell Industries	713,024
		1,415,547
	COMPUTERS - 1.9%
12,685	Seagate Technology PLC	660,001

	ELECTRIC - 10.0%
11,222	Consolidated Edison, Inc.	684,542
9,733	Dominion Resources, Inc.	689,778
20,866	PPL Corp.	702,349
15,427	Southern Co.	683,108
35,542	TECO Energy, Inc.	689,515
		3,449,292
	ENVIRONMENTAL CONTROL - 2.0%
12,656	Waste Management, Inc.	686,335

	FOOD - 2.4%
9,653	Kraft Foods Group, Inc.	840,921

	FOREST PRODUCTS & PAPER - 2.0%
12,602	International Paper Co.	699,285

	HEALTHCARE - PRODUCTS - 2.0%
10,005	Baxter International, Inc.	685,343

	INSURANCE - 3.9%
12,858	Cincinnati Financial Corp.	685,074
8,490	Prudential Financial, Inc.	681,832
		1,366,906

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	IRON & STEEL - 2.0%
14,581	Nucor Corp.	$ 693,035

	MINING - 2.0%
37,372	Freeport-McMoRan, Inc.	708,199

	MISCELLANEOUS MANUFACTURER - 4.0%
10,214	Eaton Corp PLC	693,939
27,331	General Electric Co.	678,082
		1,372,021
	OFFICE & BUSINESS EQUIPMENT - 2.0%
29,588	Pitney Bowes, Inc.	689,992

	OIL & GAS - 9.9%
10,951	ConocoPhillips	681,809
25,651	Diamond Offshore Drilling, Inc.	687,163
32,374	Ensco PLC	682,120
48,367	Noble Corp PLC	690,681
47,102	Transocean Ltd.	690,986
		3,432,759
	PHARMACEUTICALS - 8.0%
9,457	Eli Lilly & Co.	687,051
6,843	Johnson & Johnson	688,406
11,940	Merck & Co., Inc.	686,311
19,966	Pfizer, Inc.	694,617
		2,756,385
	RETAIL - 7.9%
16,466	Coach, Inc.	682,186
10,261	Darden Restaurants, Inc.	711,498
16,942	GameStop Corp.	643,118
41,880	Staples, Inc.	682,016
		2,718,818
	SAVINGS & LOANS - 2.0%
45,251	People's United Financial, Inc.	687,815

	SEMICONDUCTORS - 3.9%
11,334	KLA-Tencor Corp.	660,659
14,017	Microchip Technology, Inc.	685,431
		1,346,090
	SOFTWARE - 4.0%
21,521	CA, Inc.	701,800
13,653	Paychex, Inc.	677,394
		1,379,194

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	TELECOMMUNICATIONS - 9.7%
20,821	AT&T, Inc.	$ 679,806
19,680	CenturyLink, Inc.	679,944
93,171	Frontier Communications Corp.	656,856
13,972	Verizon Communications, Inc.	679,458
88,489	Windstream Holdings, Inc.	654,819
		3,350,883
	TOYS/GAMES/HOBBIES - 1.9%
28,892	Mattel, Inc.	660,182

	TOTAL COMMON STOCKS (Cost $34,274,984)	34,345,349

	SHORT-TERM INVESTMENT - 4.6%
	MONEY MARKET FUND - 4.6%
1,586,925	Dreyfus Cash Management, Institutional Shares, 0.03% + (Cost $1,586,925)	1,586,925

	TOTAL INVESTMENTS - 103.8% (Cost $35,861,909) (a)	$ 35,932,274
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(1,329,029)
	NET ASSETS - 100.0%	$ 34,603,245

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,861,909 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 363,890
	Unrealized Depreciation:	(293,525)
	Net unrealized Appreciation:	$ 70,365
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,345,349	$ -	$ -	$ 34,345,349
Short-Term Investments	1,586,925		-	1,586,925
Total	$ 35,932,274	$ -	$ -	$ 35,932,274

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/29/2015

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 5/29/2015